Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

5.    Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	March 31,	December 31,
	2020	2019
Accounts payable	$28,290	$16,618
Accrued payroll and related expenses	7,188	17,770
Accrued professional fees	10,255	10,344
Accrued operating taxes	3,762	5,745
Accrued other operating expenses	32,578	34,818
Total	$82,073	$85,295

5.    Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2019	2018
Accounts payable	$16,618	$11,626
Accrued payroll and related expenses	17,770	9,857
Accrued litigation, lobbying and compliance	6,153	5,566
Accrued loyalty points	4,131	7,272
Accrued marketing fees	11,855	3,237
Accrued operating taxes	5,745	2,741
Accrued partnership fees	7,868	4,340
Accrued professional fees	4,191	1,978
Accrued software and licenses	1,589	2,263
Accrued other	9,375	7,269
Total	$85,295	$56,149